Operating profit	12 Months Ended
Dec. 31, 2025
Operating profit
Operating profit

6.Operating profit

Expenditure is recognised in respect of goods and services received when supplied in accordance with contractual terms. Provision is made when an obligation exists for a future liability in respect of a past event and where the amount of the obligation can be reliably estimated. Advertising and promotion (A&P) expenditure is charged to the income statement as incurred. Shipment costs on intercompany transfers are charged to cost of sales; distribution costs on sales to customers are included in selling, general and administration (SG&A).

Key expenses included in operating profit

	2025 £m	2024 £m	2023 £m
Advertising and promotion[1]	2,256	2,157	2,023
Distribution costs[1]	230	239	237
Separation and admission costs	–	30	120
Restructuring costs	89	214	169

[1]	Reported within selling, general and administration.

Separation and admission costs represent costs incurred in relation to and in connection with the separation and listing of the Group as a standalone business in 2022. Separation and admission costs are reported within cost of sales (2025: £nil, 2024: £1m, 2023: £4m) and the selling, general and administration expense (2025: £nil, 2024: £29m, 2023: £116m).

Restructuring costs

Restructuring costs are recognised and provided for, where appropriate, in respect of the direct expenditure of a business reorganisation where the plans are sufficiently detailed and well advanced, and where a valid expectation to those affected has been created by either starting to implement the restructuring plans or announcing its main features. Restructuring costs are those mainly related to specific Board-approved restructuring programmes, including integration costs following material acquisitions, which are structural in nature and significant in scale.

Restructuring costs include severance and other personnel costs, professional fees, impairments of assets and other related items.

Haleon may undertake restructuring programmes in response to changes in the Group’s trading environment and overall strategy or following significant acquisitions. Costs, both cash and non-cash, of these programmes are provided for as individual elements are approved and meet the accounting recognition criteria. As a result, charges may be incurred over a number of years following the initiation of a major restructuring programme.

Restructuring costs in 2025, 2024 and 2023 mainly relate to business transformation activities associated with our programme to increase productivity and agility. Refer to Note 21 ‘Provisions’ for further details about the Group’s restructuring provisions.

A breakdown of the restructuring costs is included below:

	2025 £m	2024 £m	2023 £m
Cost of sales	55	123	26
Selling, general and administration, and other operating expenses	33	90	129
Research and development	1	1	14
Total	89	214	169

	2025 £m	2024 £m	2023 £m
Cash	54	146	168
Non-cash	35	68	1
Total	89	214	169

Fees payable to the Group’s auditors (and their associates) included in operating profit

In April 2023 KPMG LLP was appointed as external auditor for the Group. A fee breakdown for audit fee is shown in the table below.

		2025 £m	2024 £m	2023 £m
KPMG LLP	Audit of Group Consolidated Financial Statements	12	12	11
	Audit of the Company’s subsidiaries	5	5	5
	Audit services	17	17	16
	Other services[1]	1	2	1
Total		18	19	17

[1]	Other services provided by KPMG relate to permissible tax compliance and advisory services £0.5m (2024: £0.4m), other audit-related services £0.4m (2024: £1.5m) and other services £0.2m (2024: £0.2m).